Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	12 Months Ended
Dec. 31, 2018
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

43. Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

The breakdown of Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) is as follows:

	2016	2017	2018

Gains:
On disposal of tangible assets	20	6	7

	20	6	7